General information and statement of compliance with IFRS (Details) - Contract	3 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Maritime Infrastructure Operations [Abstract]
Number of current mud vessels contracts		5
Maximum [Member] | Offshore Vessels [Member] | Gulf of Mexico [Member] | Subsequent Event [Member]
Maritime Infrastructure Operations [Abstract]
Percentage of potential offshore vessels	94.00%